4. DERIVATIVES (Details) (Commodity contracts [Member], Non Designated Derivative Instruments [Member], Cost of goods sold [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Commodity contracts [Member] | Non Designated Derivative Instruments [Member] | Cost of goods sold [Member]
Classification and amounts of the Company's derivatives not designated as hedging instruments
Realized Gains (Losses)	$ (73)	$ (102)	$ 720	$ 338
Unrealized Gains	$ 68	$ 236	$ 279	$ (242)